Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Summary of Lease Liabilities

The transactions affecting the lease liabilities during the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Transfer of finance lease from operating and finance lease inducements and obligations	$—	$846
initial recognition of lease liabilities under operating leases on adoption of IFRS 16	—	41,855
Balance at January 1	$38,237	$42,701
Additions	544	2,823
Interest expense	6,030	7,068
Payments	(9,167)	(9,330)
Derecognized - discontinued operations (note 6)	—	(4,069)
Lease modification and other remeasurements	(1,934)	—
Effect of foreign exchange differences	(258)	(956)
Balance at December 31	$33,452	$38,237
Less current portion of lease liabilities	6,946	8,290
Long-term portion of lease liabilities	$26,506	$29,947